Disclosures About Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights range weighted average remaining term	3 years 5 months 27 days
Mortgage servicing rights range weighted average discount rate	10.00%
Unobservable input appraisal adjustments [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	16.20%
Unobservable input liquidation expenses [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	10.30%
Fair Value Estimate [Member] | Valuation techniques appraisal of collateral [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans	2,730
Fair Value Estimate [Member] | Valuation techniques discounted cash flow [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights	47
Minimum [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights range weighted average remaining term	2 years 10 months 24 days
Mortgage servicing rights range weighted average discount rate	9.50%
Minimum [Member] | Unobservable input appraisal adjustments [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	0.00%
Minimum [Member] | Unobservable input liquidation expenses [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	3.50%
Maximum [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights range weighted average remaining term	7 years
Mortgage servicing rights range weighted average discount rate	10.50%
Maximum [Member] | Unobservable input appraisal adjustments [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	36.30%
Maximum [Member] | Unobservable input liquidation expenses [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	22.90%